Summary of Asset Value (Details) - USD ($)		9 Months Ended
	Aug. 14, 2023	Sep. 30, 2023	Sep. 30, 2022
Subsequent Events [Abstract]
Fair value of consideration	$ 1,521,025
Equity in SRM losses	(726,884)	$ (726,884)
Balance	$ 794,141